Financial performance by segment - Summary of underlying EBITDA (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of other provisions [Line Items]
Profit after tax for the year	$ 11,574	$ 9,953	$ 13,048
Taxation	4,041	3,832	5,614
Profit before taxation	15,615	13,785	18,662
Depreciation and amortisation in subsidiaries, excluding capitalised depreciation	5,744	4,976	4,871
Depreciation and amortisation in equity accounted units	559	484	470
Finance items in subsidiaries	876	1,713	1,846
Taxation and finance items in equity accounted units	1,002	741	640
Unrealised losses/(gains) on embedded commodity and currency derivatives not qualifying for hedge accounting (including foreign exchange)	73	(15)	(6)
(Gains)/losses on consolidation and disposal of interests in businesses	(1,214)	0	105
Impairment charges net of reversals (note 4)	573	936	52
Gains recognised by Kitimat relating to LNG Canada's project	0	0	(116)
Change in closure estimates (non-operating and fully impaired sites)	86	1,272	180
Gain on sale of the Cortez royalty	0	0	(432)
Underlying EBITDA	23,314	23,892	26,272
Capitalised depreciation	$ 174	358	$ 139
Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Change in closure estimates (non-operating and fully impaired sites)		$ 873
Closure discount rate	0.025	0.020		0.025	0.020	0.015